SEC. File Nos. 002-86838
811-03857

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 58
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 58
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka, Secretary
American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on September 17, 2012, pursuant to paragraph (b) of rule 485.

EXPLANATORY NOTE
This Post-Effective Amendment No.  58 to the Registration Statement contains a Prospectus and Statement of Additional Information describing the Protected Asset Allocation Fund a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Protected Asset Allocation Fund; (b) Statement of Additional Information relating to the Protected Asset Allocation Fund and (c) Part C Information relating to all series of the Registrant. The Prospectus and Statements of Additional Information for the other series of the Registrant are not affected hereby.

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[logo  American Funds(R)]                 The right choice for the long term(R)

Protected Asset Allocation Fund
(American Funds Insurance Series(R))

PROSPECTUS
Class P1 shares

September 17, 2012

                             TABLE OF CONTENTS
                              1  Investment objective

                              1  Fees and expenses of the fund
                              1  Principal investment strategies

                              2  Principal risks
                              3  Investment results

                              3  Management
                              4  Tax information

                              4  Payments to broker-dealers and other financial
                                  intermediaries
                              5  Investment objectives, strategies and risks

                              7  Information regarding the underlying fund
                              7  Management and organization

                              9  Purchase and redemptions of shares
                             11  Plan of distribution

                             11  Fund expenses
                             11  Distributions and taxes

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES
 THAT YOU PAY EACH YEAR AS A PERCENTAGE
 OF THE VALUE OF YOUR INVESTMENT)                                      CLASS P1
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   None
Other expenses/1/.....................................................   0.33
Acquired (underlying) fund fees and expenses/1/.......................   0.30
Total annual fund operating expenses..................................   0.88
Fee waiver and/or expense reimbursement/2/............................   0.10
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   0.78

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P1.  $80    $271

PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities and other instruments (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the underlying fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In

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PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
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addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying equity index declines and loses value when the underlying equity index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

Futures contracts can be purchased or sold by the fund for less than their specified contract value, allowing an efficient use of fund assets for the protection strategy. However, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In situations of extreme market volatility, the exchange-traded equity index futures could potentially eliminate the fund's net economic exposure to equity securities.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying equity index increases in value. As the underlying equity index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the equity index on a daily basis.
Losses from a short position in an equity index futures contract could potentially be very large if the value of the underlying equity index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

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    AMERICAN FUNDS INSURANCE
2   SERIES / PROSPECTUS            PROTECTED ASSET ALLOCATION FUND
----

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Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

Asset allocation -- The underlying fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. Either, or both, of these activities could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                               ---

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PORTFOLIO COUNSELORS

The individual(s) primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                     12 years              Senior Vice President - Capital World Investors
     President
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                  5 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                  6 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                   4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund's investment objective is subject to change only upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset
Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the underlying fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. "Volatility" in this context means variance in the fund's investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser will also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the fund for less than their contract value, allowing an efficient use of fund assets for the protection strategy. The short futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund's net economic exposure to equity securities. In addition,

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                               ---


during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser.
Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions-- Losses from short positions in futures contracts occur when the underlying equity index increases in value. As the underlying equity index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the equity index on a daily basis.
Losses from a short position in an equity index futures contract could potentially be very large if the value of the underlying equity index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing in bonds -- The prices of, and the income generated by, most bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including political, social, economic or market changes or instability in such countries or regions.
The securities of issuers domiciled in certain countries outside the United
States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Non-diversification -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of equity securities and fixed-income securities.

Cash position and temporary investments -- The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. Either, or both, of these activities could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

INFORMATION REGARDING THE UNDERLYING FUND

Underlying fund information is as of the most recent underlying fund prospectus prior to the date of this prospectus. For additional and more current information regarding the underlying fund, investors should read the current prospectus of the underlying fund. The fund relies on the professional judgment of the investment adviser to the fund and to the underlying fund to make decisions about the underlying fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the underlying fund and the American Funds. Capital
Research and Management Company is a wholly owned subsidiary of The Capital
Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles,
California 90071. The estimated total management fee to be paid by the fund, as a percentage of average net assets, appears in the Annual Fund Operating
Expenses table under "Fees and expenses of the fund." Please see the statement of additional information for further details.

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                               ---


Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global
Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event,
Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and
Management Company and each of the funds it advises have applied to the U.S.
Securities and Exchange Commission for an exemptive order that would give
Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the
Series into a Delaware statutory trust. The reorganization may be completed in
2012 or 2013; however, the Series reserves the right to delay the implementation.

Capital Research and Management Company is reimbursing certain expenses of the fund. This reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the Series' board. The reimbursement may only be modified or terminated with the approval of the Series' board.

PORTFOLIO HOLDINGS

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

PORTFOLIO MANAGEMENT FOR THE FUND

Capital Research and Management Company is the investment adviser to the fund and the underlying fund. The investment adviser is responsible for the management of the fund and, subject to the review and approval of the Series'
board of trustees, the selection of the sub-adviser to the fund, the monitoring and oversight of any such sub-adviser and the implementation of policies and procedures reasonably designed to ensure that such sub-adviser complies with the fund's investment objective, strategies and restrictions.

Milliman Financial Risk Management LLC is the sub-adviser to the fund with respect to the management of the fund's protection strategy.

The table below shows the investment experience and role in management for each of the investment adviser's investment professionals primarily responsible for management of the fund.

PORTFOLIO COUNSELOR FOR THE                                                                   ROLE IN MANAGEMENT
FUND/TITLE (IF APPLICABLE)        INVESTMENT EXPERIENCE           EXPERIENCE IN THE FUND          OF THE FUND
-------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO           Investment professional for             Less than 1 year        Serves as a portfolio
     President               26 years in total; 21 years with  (since the fund's inception)  counselor
                             Capital Research and
                             Management Company or affiliate
-------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY        Investment professional for             Less than 1 year        Serves as a portfolio
                             36 years in total; 32 years with  (since the fund's inception)  counselor
                             Capital Research and
                             Management Company or affiliate
-------------------------------------------------------------------------------------------------------------------

The table below shows the investment experience and role in management for the sub-adviser's investment professional primarily responsible for the management of the fund's protection strategy.

                                                                                   ROLE IN MANAGEMENT
PORTFOLIO MANAGER      INVESTMENT EXPERIENCE        EXPERIENCE IN THIS FUND            OF THE FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK    Investment professional for          Less than 1 year        Serves as a portfolio
                  7 years, all with Milliman     (since the fund's inception)  manager of the sub-adviser
                  Financial Risk Management LLC                                with respect to the
                  or affiliate                                                 protection strategy

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


MULTIPLE PORTFOLIO COUNSELOR SYSTEM/R/ FOR THE UNDERLYING FUND

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets for the underlying fund. Under this approach, the portfolio of the underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of the underlying fund's portfolio. Investment decisions are subject to the underlying fund's objective, policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

PORTFOLIO MANAGEMENT FOR THE UNDERLYING FUND

The table below shows the investment experience and role in management for each of the underlying fund's investment professionals.

    PORTFOLIO COUNSELOR                                         EXPERIENCE IN THE         ROLE IN MANAGEMENT OF THE
 Series title (if applicable)       INVESTMENT EXPERIENCE        UNDERLYING FUND               UNDERLYING FUND
---------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO            Investment professional for           12 years       Serves as an equity portfolio counselor
     President                26 years in total; 21 years with
                              Capital Research and
                              Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE          Investment professional for           3 years        Serves as a fixed-income portfolio
                              18 years, all with Capital                           counselor
                              Research and Management
                              Company or affiliate
---------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER         Investment professional for           5 years        Serves as an equity portfolio counselor
                              17 years in total; 16 years with
                              Capital Research and
                              Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY         Investment professional for           6 years        Serves as a fixed-income portfolio
                              36 years in total; 32 years with                     counselor
                              Capital Research and
                              Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN          Investment professional for           4 years        Serves as an equity portfolio counselor
                              41 years in total; 40 years with
                              Capital Research and
                              Management Company or affiliate

Information regarding the investment professionals' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

PURCHASE AND REDEMPTIONS OF SHARES

Shares of the fund are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies' variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors, Inc., the fund's distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors,
Inc. has determined could involve actual or potential harm to a fund may be rejected.

The American Fund Insurance Series (the "Series"), through its transfer agent,
American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreement generally requires the insurance company to (i) provide, upon request from the fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                               ---


(ii) execute instructions from the fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as having engaged in potentially harmful market timing or frequent trading. Under the Series' procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds
Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a "purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in the fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE FUND.

VALUING SHARES

The net asset value of each share class of the fund is calculated based in part upon the net asset value of the share class of the underlying fund in which the fund invests. The prospectus for the underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations or, in the case of futures contracts, the settlement price. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Shares of the fund will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.
Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day's net asset value.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


PLAN OF DISTRIBUTION

The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Series' board of trustees. The plan provides for annual expenses of .25% for Class P1 shares;
however, the Series' board of trustees has not authorized any payments under the plan.

FUND EXPENSES

The fund will invest in Class 1 shares of the underlying fund. Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class
1 shares of the underlying fund. The "Other expenses" items in the Annual fund operating expenses table in this prospectus include third-party expenses, including for custodial, legal, audit, accounting, regulatory reporting and pricing vendor services and fees for administrative services provided by the insurance companies that include the fund as an underlying investment in their variable contracts. The fund will pay an insurance administration fee of .25%
to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

In periods of market volatility, assets of the underlying fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown for the underlying fund in the Annual fund operating expenses tables in this prospectus.

DISTRIBUTIONS AND TAXES

The fund intends to qualify as a "regulated investment company" under the
Internal Revenue Code. In any fiscal year in which the fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                               ---


                                          The right choice for the long term/R/

OTHER FUND INFORMATION

Shares of the fund are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies.
Interests of various contract owners participating in the fund may be in conflict. The board of trustees of the American Fund Insurance Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current
SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series'
investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-456-0912P Printed in USA CGD/AFD/8024                               Investment Company File No. 811-03857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust


[logo  American Funds(R)]                 The right choice for the long term(R)

Protected Asset Allocation Fund
(American Funds Insurance Series(R))

PROSPECTUS
Class P2 shares

September 17, 2012

                             TABLE OF CONTENTS
                              1  Investment objective

                              1  Fees and expenses of the fund
                              1  Principal investment strategies

                              2  Principal risks
                              3  Investment results

                              3  Management
                              4  Tax information

                              4  Payments to broker-dealers and other financial
                                  intermediaries
                              5  Investment objectives, strategies and risks

                              7  Information regarding the underlying fund
                              7  Management and organization

                             10  Purchase and redemptions of shares
                             11  Plan of distribution

                             11  Fund expenses
                             11  Distributions and taxes

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)  CLASS P
-------------------------------------------------------------------------------------------------------------------------

              Management fees...................................................................................   0.25%
              Distribution fees.................................................................................   0.25
              Other expenses/1/.................................................................................   0.33
              Acquired (underlying) fund fees and expenses/1/...................................................   0.30
              Total annual fund operating expenses..............................................................   1.13
              Fee waiver and/or expense reimbursement/2/........................................................   0.10
              Total annual fund operating expenses after fee waiver and/or expense reimbursement................   1.03

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P2.  $105   $349

PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities and other investments (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the underlying fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

                                                                               ---
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                                                                               ---

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Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in of exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying equity index declines and loses value when the underlying equity index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

Futures contracts can be purchased or sold by the fund for less than their specified contract value, allowing an efficient use of fund assets for the protection strategy. However, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In situations of extreme market volatility, the exchange-traded equity index futures could potentially eliminate the fund's net economic exposure to equity securities.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying equity index increases in value. As the underlying equity index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the equity index on a daily basis.
Losses from a short position in

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----


an equity index futures contract could potentially be very large if the value of the underlying equity index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

Asset allocation -- The underlying fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. Either, or both, of these activities could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                               ---


PORTFOLIO COUNSELORS

The individual(s) primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                     12 years              Senior Vice President - Capital World Investors
     President
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                  5 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                  6 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                   4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
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

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund's investment objective is subject to change only upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset
Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the underlying fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. "Volatility" in this context means variance in the fund's investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser will also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the fund for less than their contract value, allowing an efficient use of fund assets for the protection strategy. The short futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held, intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund's net economic exposure to equity securities. In addition, during

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                               ---


severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser.
Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions -- Losses from short positions in futures contracts occur when the underlying equity index increases in value. As the underlying equity index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the equity index on a daily basis.
Losses from a short position in an equity index futures contract could potentially be very large if the value of the underlying equity index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing in bonds -- The prices of, and the income generated by, most bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
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

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including political, social, economic or market changes or instability in such countries or regions.
The securities of issuers domiciled in certain countries outside the United
States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Non-diversification -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of equity securities and fixed-income securities.

Cash position and temporary investments -- The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. Either, or both, of these activities could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

INFORMATION REGARDING THE UNDERLYING FUND

Underlying fund information is as of the most recent underlying fund prospectus prior to the date of this prospectus. For additional and more current information regarding the underlying fund, investors should read the current prospectus of the underlying fund. The fund relies on the professional judgment of the investment adviser to the fund and to the underlying fund to make decisions about the underlying fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the underlying fund and the American Funds. Capital
Research and Management Company is a wholly owned subsidiary of The Capital
Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles,
California 90071. The estimated total management fee to be paid by the fund, as a percentage of average net assets,

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                               ---


appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Please see the statement of additional information for further details.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global
Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event,
Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and
Management Company and each of the funds it advises have applied to the U.S.
Securities and Exchange Commission for an exemptive order that would give
Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the
Series into a Delaware statutory trust. The reorganization may be completed in
2012 or 2013; however, the Series reserves the right to delay the implementation.

Capital Research and Management Company is reimbursing certain expenses of the fund. This reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the Series' board. The reimbursement may only be modified or terminated with the approval of the Series' board.

PORTFOLIO HOLDINGS

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

PORTFOLIO MANAGEMENT FOR THE FUND

Capital Research and Management Company is the investment adviser to the fund and the underlying fund. The investment adviser is responsible for the management of the fund and, subject to the review and approval of the Series'
board of trustees, the selection of the sub-adviser to the fund, the monitoring and oversight of any such sub-adviser and the implementation of policies and procedures reasonably designed to ensure that such sub-adviser complies with the fund's investment objective, strategies and restrictions.

Milliman Financial Risk Management LLC is the sub-adviser to the fund with respect to the management of the fund's protection strategy.

The table below shows the investment experience and role in management for each of the investment adviser's investment professionals primarily responsible for management of the fund.

PORTFOLIO COUNSELOR FOR THE                                              EXPERIENCE            ROLE IN MANAGEMENT
FUND/TITLE (IF APPLICABLE)         INVESTMENT EXPERIENCE                IN THE FUND                OF THE FUND
--------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO            Investment professional for             Less than 1 year        Serves as a portfolio
     President                26 years in total; 21 years with  (since the fund's inception)  counselor
                              Capital Research and
                              Management Company or affiliate
--------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY         Investment professional for             Less than 1 year        Serves as a portfolio
                              36 years in total; 32 years with  (since the fund's inception)  counselor
                              Capital Research and
                              Management Company or affiliate
--------------------------------------------------------------------------------------------------------------------

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


The table below shows the investment experience and role in management for the sub-adviser's investment professional primarily responsible for the management of the fund's protection strategy.

                                                                                   ROLE IN MANAGEMENT
PORTFOLIO MANAGER      INVESTMENT EXPERIENCE        EXPERIENCE IN THIS FUND            OF THE FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK    Investment professional for          Less than 1 year        Serves as a portfolio
                  7 years, all with Milliman     (since the fund's inception)  manager of the sub-adviser
                  Financial Risk Management LLC                                with respect to the
                  or affiliate                                                 protection strategy

MULTIPLE PORTFOLIO COUNSELOR SYSTEM/R/ FOR THE UNDERLYING FUND

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets for the underlying fund. Under this approach, the portfolio of the underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of the underlying fund's portfolio. Investment decisions are subject to the underlying fund's objective, policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

PORTFOLIO MANAGEMENT FOR THE UNDERLYING FUND

The table below shows the investment experience and role in management for each of the underlying fund's investment professionals.

    PORTFOLIO COUNSELOR                                        EXPERIENCE IN THE         ROLE IN MANAGEMENT OF THE
Series title (if applicable)       INVESTMENT EXPERIENCE        UNDERLYING FUND               UNDERLYING FUND
--------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO           Investment professional for           12 years       Serves as an equity portfolio counselor
     President               26 years in total; 21 years with
                             Capital Research and
                             Management Company or affiliate
--------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE         Investment professional for           3 years        Serves as a fixed-income portfolio
                             18 years, all with Capital                           counselor
                             Research and Management
                             Company or affiliate
--------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER        Investment professional for           5 years        Serves as an equity portfolio counselor
                             17 years in total; 16 years with
                             Capital Research and
                             Management Company or affiliate
--------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY        Investment professional for           6 years        Serves as a fixed-income portfolio
                             36 years in total; 32 years with                     counselor
                             Capital Research and
                             Management Company or affiliate
--------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN         Investment professional for           4 years        Serves as an equity portfolio counselor
                             41 years in total; 40 years with
                             Capital Research and
                             Management Company or affiliate

Information regarding the investment professionals' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                               ---


PURCHASE AND REDEMPTIONS OF SHARES

Shares of the fund are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies' variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors, Inc., the fund's distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors,
Inc. has determined could involve actual or potential harm to a fund may be rejected.

The American Fund Insurance Series (the "Series"), through its transfer agent,
American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreement generally requires the insurance company to (i) provide, upon request from the fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and
(ii) execute instructions from the fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as having engaged in potentially harmful market timing or frequent trading. Under the Series' procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds
Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a "purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in the fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE FUND.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


VALUING SHARES

The net asset value of each share class of the fund is calculated based in part upon the net asset value of the share class of the underlying fund in which the fund invests. The prospectus for the underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations or, in the case of futures contracts, the settlement price. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Shares of the fund will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.
Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day's net asset value.

PLAN OF DISTRIBUTION

The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Series' board of trustees. The plan provides for annual expenses of .50%, and the Series' board of trustees has authorized payments of .25% for Class P2 shares. For this share class, amounts paid under the distribution plan are used by insurance company contract issuers to cover the expenses of certain contract owner services. The estimated distribution fees expected to be paid by the fund, as a percentage of average net assets, for the fiscal year, are indicated in the Annual Fund
Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class
P2 shares.

FUND EXPENSES

The fund will invest in Class 1 shares of the underlying fund. Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class
1 shares of the underlying fund. The "Other expenses" items in the Annual fund operating expenses table in this prospectus include third-party expenses, including for custodial, legal, audit, accounting, regulatory reporting and pricing vendor services and fees for administrative services provided by the insurance companies that include the fund as an underlying investment in their variable contracts. The fund will pay an insurance administration fee of .25%
to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

In periods of market volatility, assets of the underlying fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown for the underlying fund in the Annual fund operating expenses tables in this prospectus.

DISTRIBUTIONS AND TAXES

The fund intends to qualify as a "regulated investment company" under the
Internal Revenue Code. In any fiscal year in which the fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                               ---


                                          The right choice for the long term/R/

OTHER FUND INFORMATION

Shares of the fund are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies.
Interests of various contract owners participating in the fund may be in conflict. The board of trustees of the American Fund Insurance Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current
SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series'
investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-556-0912P Printed in USA CGD/AFD/8024                               Investment Company File No. 811-03857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Protected Asset Allocation Fund
(American Funds Insurance Series®)

Part B

Statement of Additional Information

September 17, 2012

This document is not a prospectus but should be read in conjunction with the current prospectus of Protected Asset Allocation Fund (the “fund”) dated September 17, 2012. The fund is a portfolio of the American Funds Insurance Series (the “Series”). You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

Protected Asset Allocation Fund – Class P1 and P2 shares

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Protected Asset Allocation Fund

•	The fund pursues its investment objective by:

•	investing in shares of American Funds Insurance Series – Asset Allocation Fund, the “underlying fund,”

•	while managing portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

•
The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

•	The fund will also hold cash, cash equivalents and/or money market fund shares.

•
The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the underlying fund:

General

•
Under normal market conditions, the underlying fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt securities

•
Up to 25% of the underlying fund’s debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The underlying fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the underlying fund's investment policies.

Investing outside the U.S.

•	The underlying fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

•	The underlying fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the fund and the underlying fund.

The fund

The following descriptions of securities and techniques apply to the fund.

Futures contracts — A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund’s open positions in futures contracts, the fund would be required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM at the derivatives clearinghouse or exchange an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that there is a loss on the futures contract, the FCM will require an increase in the margin that is paid to the derivatives clearinghouse. However, if the value of a position increases because of favorable price changes in the futures contract, the FCM will pay the excess to the fund. These subsequent payments, called “variation margin,” to and from the FCM, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

In addition, the fund is required to segregate liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Assets used as margin typically may not be sold while the position in the related futures contract is open unless they are replaced with other appropriate assets. If markets move against the fund’s futures position, the fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain such assets. This may prevent the fund from pursuing its investment objective with respect to such assets. Assets that are used as margin typically are invested, and these investments are subject to risk and may result in losses to the fund, which may be in addition to losses incurred by using the related futures contract. If the fund is unable to close out its position, it may be required to continue to maintain such assets or make such payments until the position expires or matures, and the fund will continue to be subject to investment risk on such assets.

In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, if any, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation by the fund of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value, and the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way, and may behave in unexpected ways, especially in abnormal or volatile market conditions. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps; however, current government regulation will likely move the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the sub-adviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The sub-adviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying equity index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents, including shares of money market funds. Cash equivalents also include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature or that may be redeemed, in one year or less. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Borrowing — The fund is authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits the fund to borrow up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The fund may set up a line of credit with a lender and from time to time borrow against such line of credit to facilitate the process of posting margins or funding redemptions. The fund may pledge assets to secure such borrowings. Borrowing results in interest expense and other fees and expenses for the fund which may impact the fund’s net expenses. The costs of borrowing may reduce the fund’s investment results.

Regulatory considerations — In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that will subject the adviser of a registered investment company to registration with the CFTC as a commodity pool operator (“CPO”) if the investment company is unable to comply with certain trading and marketing limitations. With respect to investments in commodity futures used for purposes other than bona fide hedging purposes, a registered investment company must meet one of the following tests: (1) the aggregate initial margin and premiums required to establish the investment company’s positions in such investments may not exceed five percent of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed one hundred percent of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures. The investment adviser believes that the fund is exempt from registering as a commodity pool, which exempts the investment adviser from being required to register as a CPO; however, In the event that the investment adviser is required to register as a CPO, the disclosure and operations of the fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase fund’s expenses. Other potentially adverse regulatory initiatives could also develop. A related CFTC proposal to harmonize applicable CFTC and SEC regulations could, if adopted, mitigate certain disclosure and operational burdens if CPO registration is required.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

The underlying fund

The following descriptions of securities and techniques apply to the underlying fund.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Securities with equity and debt characteristics — The underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Many of these developing countries may be referred to as emerging countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing and emerging countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the underlying fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

Investing in emerging market and developing countries — Certain countries in which the underlying fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

Currency fluctuations — Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objectives, the fund can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the fund’s investments.

Less developed and emerging market securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the funds to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed and emerging market countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Investor information — The underlying fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund, the underlying fund and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Currency transactions — The fund and the underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction).

The fund and the underlying fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

The fund and the underlying fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund or the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund and the underlying fund are also subject to the risk that they may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s or the underlying fund’s exposure to currency exchange rates and could result in losses to the fund or the underlying fund if currencies do not perform as expected by the investment adviser. For example, if the investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. The fund and the underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity’s website for further information on the specific program). Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program — The FDIC guaranteed payment of senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee covers all senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may have also issued debt during the period that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Government guarantees outside the U.S. — Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-through securities —The underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — The underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Inflation-indexed bonds — The underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real estate investment trusts — The underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Restricted or illiquid securities — The fund and the underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund or the underlying fund may incur certain additional costs in disposing of illiquid securities.

Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Repurchase agreements — The underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the underlying fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The underlying fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — The underlying fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the fund and its agreement to repurchase the security at a specified time and price. The underlying fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the fund. The use of reverse repurchase agreements by the fund creates leverage which increases the underlying fund’s investment risk. As the underlying fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the underlying fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the underlying fund’s earnings or net asset value would decline faster than otherwise would be the case.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents.

The underlying fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.
*     *     *     *     *     *

Portfolio turnover — High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

The portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. The fund expects to begin operations on September 28, 2012, and therefore has not yet had portfolio turnover.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to the fund (please also see “Additional information about fundamental policies” below):

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;

b.	Issue senior securities;

c.	Underwrite the securities of other issuers;

d.	Purchase or sell real estate or commodities;

e.	Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider futures contracts to be an industry for these purposes.

The fund currently does not intend to engage in securities lending.

 Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
William H. Baribault, 67 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	58	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 65 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	62	Quiksilver, Inc. Former director of Professional Business Bank (until 2007); Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 66 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	62	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 66 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	58	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	64	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 54 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	61	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 57 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	58	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Frank M. Sanchez, 68 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	58	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Margaret Spellings, 54 Trustee (2010)	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	61	None

• Former Assistant to the President for Domestic Policy, The White House

• Former senior advisor to the Governor of Texas

• Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 63 Trustee (2010)	President Emeritus and University Professor, The University of Tulsa	61	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Donald D. O’Neal, 52 Vice Chairman of the Board (1998)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	21	None

Other officers6

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 51 President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 57 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*
C. Ross Sappenfield, 47 Senior Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
John H. Smet, 56 Senior Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Carl M. Kawaja, 48 Vice President (2008)

Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.*; Chairman of the Board, Capital International Asset Management (Canada), Inc.*; Director, The Capital Group Companies, Inc.*

Sung Lee, 45 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*; Director, The Capital Group Companies, Inc.*

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Maria T. Manotok, 37 Vice President (2012)	Vice President and Associate Counsel, The Capital Group Companies, Inc.*; Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company
S. Keiko McKibben, 43 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Renaud H. Samyn, 38 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Dylan J. Yolles, 43 Vice President (2012)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Steven I. Koszalka, 48 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 40 Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 37 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 44 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2Trustees and officers of the Series serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio SeriesSM, which is composed of eight funds; and American Funds College Target Date Series SM, which is composed of seven funds.

4This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

6All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2011:

Name	Dollar range1 of fund shares owned3	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation4 allocated to fund	Aggregate dollar range1,2 of independent trustees deferred compensation4 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,0005	N/A6	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A6	N/A
Leonard R. Fuller	None	Over $100,000	N/A6	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A6	N/A
R. Clark Hooper	None	Over $100,000	N/A6	Over $100,000
Merit E. Janow	None	Over $100,000	N/A6	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A6	N/A
Frank M. Sanchez	None	$10,001 – $50,000	N/A6	N/A
Margaret Spellings	None	$50,001 – $100,0007	N/A6	$10,001 – $50,000
Steadman Upham	None	Over $100,0005	N/A6	Over $100,000

Name	Dollar range1 of fund shares owned2	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Donald D. O’Neal	None	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2N/A indicates that the listed individual, as of December 31, 2011, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5Information is as of July 31, 2012.

6The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

7 Information is as of August 20, 2012.

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the Series” section, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $9,100 to $55,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2011:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the Series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
William H. Baribault3	$85,615	$165,500
James G. Ellis	61,331	273,633
Leonard R. Fuller3	86,680	337,640
W. Scott Hedrick	75,181	146,000
R. Clark Hooper	73,373	393,920
Merit E. Janow	63,185	290,292
Laurel B. Mitchell	70,953	165,500
Frank M. Sanchez	63,301	155,500
Margaret Spellings	70,721	148,500
Steadman Upham3	52,137	225,125

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2011 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio SeriesSM, which is composed of eight funds; and American Funds College Target Date Series SM, which is composed of seven funds.

3Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2011 fiscal year for participating trustees is as follows: William H. Baribault ($8,260), Leonard R. Fuller ($70,161) and Steadman Upham ($99,370). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of September 1, 2012, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the funds’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2012 or 2013; however, the Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The fund has Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 2 and Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to its respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent fund counsel.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and sub-adviser. Each of these entities is responsible for specific portions of the Series ‘operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’

discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2011 fiscal year.

The Series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held two meetings during the 2011 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2011 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, the underlying fund and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The fund expects to start investment operations on September 28, 2012, therefore it does not have any investors as of the date of this statement of information.

Investment adviser — Capital Research and Management Company, the Series‘ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division. Portfolio counselors in the third equity investment division rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the sub-adviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the sub-adviser’s activities and compliance procedures.

Sub-adviser — Milliman Financial Risk Management LLC is the sub-adviser to the fund with respect to the protection strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio counselors and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio counselor to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the sub-adviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

Portfolio counselor fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s or portfolio manager’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The fund expects to start operations on September 28, 2012, and therefore no portfolio counselors or portfolio managers own fund shares as of the date of this statement of information.

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

The following tables reflect information as of December 31, 2011:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
Alan N. Berro	4	$121.8	None		None
James R. Mulally	5	143.1	1	$0.03	None

1Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

2Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICsin billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVsin billions)	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	3	$6.8	None	4	$1.0

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminate in the event of their assignment (as defined in the 1940 Act). The Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more sub-advisers approved by the Series’ board and the fund’s shareholders. Any such sub-adviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies  and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

As compensation for its services for the fund, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rate of .25% of average daily net assets. The investment adviser has entered into a contract with the sub-adviser and compensates the sub-adviser out of the investment advisory fees it receives from the fund.

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

The investment adviser is currently reimbursing a portion of the other expenses for each share class of the fund. The adviser expects that the reimbursement will be in effect at least through December 31, 2013. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Sub-advisory agreement — The sub-adviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory

Agreement between the investment adviser, the Series and the sub-adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the sub-adviser will be paid solely by the investment adviser out of the investment adviser’s fees.

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25 % of the assets of Class P1 shares and up to .50% of the assets of P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the P1 Plan. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders.

Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 share classes. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class.

Compensation to insurance companies —American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies that may offer the fund as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

 Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the sub-adviser. Purchases of such financial instruments for the fund will be effected through FCMs that specialize in the types of futures contracts that the fund will be holding. The investment adviser will use reasonable efforts to choose FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The sub-adviser and investment adviser will monitor the FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

 Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about the fund’s portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested and other portfolio information, including, for example, asset allocation, geographic diversification and credit rating diversification, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc. Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The fund’s custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor. The sub-adviser receives information about certain characteristics of the underlying fund’s portfolio securities on a daily basis in order to be able to implement the fund’s protection strategy. Insurance companies that offer the fund as a underlying investment option for variable contracts may receive a list of the futures contracts and other investments that make up the fund’s protection strategy for legitimate business purposes. Such insurance companies are subject to confidentiality obligations with respect to any such information.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Personal investment policy” section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose the fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to a subsequent event. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

 Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

 General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s  shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The sub-adviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the sub-adviser from investing in certain securities.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series' declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series' board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, or categories below ‘B’.

Description of commercial paper ratings

Moody’s
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series

Part C
Other Information

Item 28.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a-1)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated December 1, 2010 – previously filed (see P/E Amendment No. 53 filed 4/29/11)

(a-2)	Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated June 13, 2012

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement; Sub-Advisory Agreement with Milliman Financial Risk Management LLC

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 12/10/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11)

(g-1)	Custodian Agreements – Form of Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07)

(g-2)	Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12

(h-1)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05

(h-2)	Amended and Restated Administrative Service Agreement; Amended and Restated Shareholder Services Agreement; Insurance Administrative Services Plan; Sub-Administration Agreement

(i)	Legal Opinion – Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m-1)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(m-2)	Rule 12b-l Plan – Class P1 Plan of Distribution; Class P2 Plan of Distribution

(n)	Rule 18f-3 – Amended and Restated Multiple Class Plan

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2012; and Code of Ethics for the Registrant dated December 2005

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.                      Business and Other Connections of the Investment Adviser

None.

Item 32.                      Principal Underwriters

Not applicable.

Item 33.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrants investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.                      Management Services

None.

Item 35.                      Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 13th day of September, 2012.

American Funds Insurance Series

By: /s/ Donald D. O’Neal
Donald D. O’Neal, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 13, 2012, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	Vice Chairman
Donald D. O'Neal
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka

(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
Michael J. Triessl

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 13th day of June, 2012.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at                                                      Washington, DC, this 18th day of June, 2012.
      (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 13th day of June, 2012.
     (City, State)

/s/ Steadman Upham
Steadman Upham, Board member